Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill
Goodwill consists of the following:

	As of December 31, 2022	As of December 31, 2021
Goodwill	$138,637	$122,426
The following table presents the changes in goodwill by reportable segment:

	Air	Packages, Hotels and Other Travel Products	Financial Services	Total
Balance as of January 1, 2021	$18,612	$98,604	$6,001	$123,217
Measurement period adjustments	—	8,255	—	8,255
Impairment charges	(161)	(4,053)	—	(4,214)
Foreign currency translation adjustment	(1,111)	(3,316)	(405)	(4,832)
Balance as of December 31, 2021	$17,340	$99,490	$5,596	$122,426
Additions	12,723	—	—	12,723
Foreign currency translation adjustment	(603)	3,789	302	3,488
Balance as of December 31, 2022	$29,460	$103,279	$5,898	$138,637